United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
  Quarterly Schedule of Portfolio Holdings of Registered Management Investment
                                    Companies




                                    811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 9/30/05


                 Date of Reporting Period: Quarter ended 6/30/05
                                           ---------------------




Item 1.     Schedule of Investments



Federated Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2005 (unaudited)




   Principal                                                        Credit
   Amount                                                           Rating                Value



                        Municipal bonds--80.3%
                                  Alabama--3.4%
$  1,855,000            Alabama State Public School &
                        College Authority, Revenue Bonds
                        (Series 2002-A), 5.00%, 2/1/2007            AA / Aa3        $     1,920,240
   4,135,000     1      Cullman, AL, Medical Clinic Board,
                        Revenue Bonds (Series 2005-A),
                        3.88% TOBs (Cullman Regional
                        Medical Center, Inc.), Mandatory
                        Tender 4/7/2006                             NR                    4,135,000
   3,045,000            DCH Health Care Authority, Health
                        Care Facilities Revenue Bonds,
                        3.75%, 6/1/2006                             A+ / A1               3,061,778
   1,025,000            Dothan, AL, GO Warrants (Series
                        2002), 5.25%, 3/1/2006                      NR                    1,041,513
   1,075,000            Dothan, AL, GO Warrants (Series
                        2002), 5.50%, 3/1/2007                      NR                    1,119,075
   8,250,000            Jefferson County, AL, Sewer System,
                        (Series 2003 C-2), 3.00%, (FGIC
                        INS) 2/1/2042 AAA / Aaa 8,250,000 Total 19,527,606
                                  Alaska--0.7%
   4,000,000            Valdez, AK, Marine Terminal,
                        (Series 1994B), 3.00% TOBs
                        (Phillips Transportation Alaska,
                        Inc.)/(ConocoPhillips GTD),
                        Mandatory Tender 6/1/2006                   A- / A3               4,003,880
                                  Arizona--2.0%
   755,000              Arizona Health Facilities
                        Authority, Revenue Bonds (Series
                        2004), 4.00% (Blood Systems, Inc.),
                        4/1/2006                                    A- / NR               760,632
   790,000              Arizona Health Facilities
                        Authority, Revenue Bonds (Series
                        2004), 4.00% (Blood Systems, Inc.),
                        4/1/2008                                    A- / NR               805,452
   1,000,000            Maricopa County, AZ, Pollution
                        Control Corp., Refunding PCRBs
                        (Series 1985A), 6.375% TOBs (El
                        Paso Electric Co.), Mandatory
                        Tender 8/1/2005                             BBB / Baa3            1,002,990
   3,000,000            Maricopa County, AZ, Pollution
                        Control Corp., Refunding PCRBs
                        (Series 2002A), 6.25% TOBs (El Paso
                        Electric Co.), Mandatory Tender
                        8/1/2005                                    BBB / Baa3            3,008,640
   1,000,000            Maricopa County, AZ, IDA, Solid
                        Waste Disposal Revenue Bonds, 3.55%
                        TOBs (Waste Management, Inc.),
                        Mandatory Tender 12/1/2007                  BBB / NR              991,490
   3,000,000            Yavapai, AZ, IDA, Solid Waste
                        Disposal Bonds, 4.00% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        6/1/2010                                    BBB / NR              2,999,640
   2,000,000     1      Yavapai, AZ, IDA, Solid Waste
                        Disposal Revenue Bonds, 3.65% TOBs
                        (Waste Management, Inc.), Mandatory
                        Tender 3/1/2006                             BBB / NR              2,001,560
                            Total                                                         11,570,404
                                 Arkansas--0.5%
   2,000,000            Arkansas Development Finance
                        Authority, Exempt Facilities
                        Revenue Bonds, 2.85% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        8/1/2005                                    BBB / NR              1,998,760
   980,000              Little Rock, AR, Health Facilities
                        Board, Healthcare Refunding Revenue
                        Bonds (Series 2003), 4.50% (Baptist
                        Medical Center, AR), 9/1/2007               A+ / NR               1,003,314
                            Total                                                         3,002,074
                                California--1.3%
   4,000,000            California PCFA, Solid Waste
                        Disposal Revenue Bonds, 2.85% TOBs
                        (Republic Services, Inc.),
                        Mandatory Tender 12/1/2005                  BBB+ / Baa2           3,994,480
   1,000,000            California State Department of
                        Water Resources Power Supply
                        Program, Revenue Bonds (Series
                        2002A), 5.50%, 5/1/2007                     BBB+ / A2             1,047,260
   1,000,000            California Statewide Communities
                        Development Authority, Revenue
                        Bonds (Series 2005F), 5.00%
                        (Daughters of Charity Health
                        System), 7/1/2007                           BBB+ / NR             1,037,900
   500,000              California Statewide Communities
                        Development Authority, Revenue
                        Bonds (Series 2005F), 5.00%
                        (Daughters of Charity Health
                        System), 7/1/2008                           BBB+ / NR             526,230
   750,000              California Statewide Communities
                        Development Authority, Revenue
                        Bonds (Series 2005F), 5.00%
                        (Daughters of Charity Health
                        System), 7/1/2010                           BBB+ / NR             805,312
                            Total                                                         7,411,182
                                 Colorado--1.1%
   300,000              Arvada, CO, Urban Renewal
                        Authority, Second Lien Revenue
                        Bonds (Series 2003A), 3.05%,
                        9/1/2005                                    NR                    299,532
   500,000              Arvada, CO, Urban Renewal
                        Authority, Second Lien Revenue
                        Bonds (Series 2003A), 3.30%,
                        9/1/2006                                    NR                    495,550
   400,000              Beacon Point, CO, Metropolitan
                        District, Revenue Bonds (Series
                        2005B), 4.375% (Compass Bank,
                        Birmingham LOC)/(Original Issue
                        Yield: 4.50%), 12/1/2015                    A- / NR               403,492
   1,500,000            Colorado Health Facilities
                        Authority, Health Facilities
                        Revenue Bonds (Series 2004B), 3.75%
                        TOBs (Evangelical Lutheran Good
                        Samaritan Society), Mandatory
                        Tender 6/1/2009                             A- / A3               1,492,290
   2,000,000            Countrydale, CO, Metropolitan
                        District, LT GO Refunding Bonds,
                        3.50% TOBs (Compass Bank,
                        Birmingham LOC), Mandatory Tender
                        12/1/2007                                   NR / A1               2,006,840
   880,000              High Plains, CO, Metropolitan
                        District, Revenue Bonds (Series
                        2005B), 4.375% (Compass Bank,
                        Birmingham LOC)/(Original Issue
                        Yield: 4.50%), 12/1/2015                    A- / NR               887,682
   500,000              Well Augmentation Subdistrict of
                        Central Colorado Water Conservancy
                        District, LT GO Bonds, 3.875%,
                        3/1/2007                                    NR                    497,210
                            Total                                                         6,082,596
                        Connecticut--0.2%
   1,000,000            Connecticut Development Authority,
                        PCRBs, 3.35% TOBs (Connecticut
                        Light & Power Co.)/(AMBAC INS),
                        Mandatory Tender 10/1/2008                  AAA / Aaa             1,000,880
                                 Delaware--0.9%
   560,000              Delaware Health Facilities
                        Authority, Refunding Revenue Bonds
                        (Series 2004A), 5.00% (Beebe
                        Medical Center), 6/1/2006                   BBB / Baa1            569,173
   460,000              Delaware Health Facilities
                        Authority, Refunding Revenue Bonds
                        (Series 2004A), 5.00% (Beebe
                        Medical Center), 6/1/2007                   BBB / Baa1            473,966
   4,000,000            Delaware State, UT GO Bonds (Series
                        2002A), 5.00%, 7/1/2005                     AAA / Aaa             4,000,280
                            Total                                                         5,043,419
                        District Of Columbia--0.2%
   1,365,000            District of Columbia, COPs, 5.00%
                        (AMBAC INS), 1/1/2006                       AAA / Aaa             1,380,056
                                 Florida--10.0%
   1,000,000            Arborwood, FL, Community
                        Development District, Capital
                        Improvement Revenue Bonds (Series
                        2005B), 5.10% (Original Issue
                        Yield: 5.117%), 5/1/2014                    NR                    997,680
   600,000              Concorde Estates, FL, Community
                        Development District, Revenue Bonds
                        (Series 2004B), 5.00% (Original
                        Issue Yield: 5.10%), 5/1/2011               NR                    605,550
   530,000              Fishhawk Community Development
                        District II, Special Assessment
                        Revenue Bonds (Series 2003B), 5.00%
                        (Original Issue Yield: 5.10%),
                        11/1/2007                                   NR                    535,957
   17,600,000           Florida Educational Loan Marketing
                        Corp., (Series D-2), 2.95%,
                        12/1/2038                                   A / A2                17,600,000
   355,000       1      Florida State Department of
                        Corrections, Custodial Receipts,
                        1.50%, 9/10/2005                            NR / A3               354,017
   1,445,000     1      Florida State Department of
                        Corrections, Custodial Receipts,
                        2.00%, 9/10/2006                            NR / A3               1,429,900
   910,000              Gateway Services, FL, Community
                        Development District, Special
                        Assessment Bonds (Series 2003B),
                        5.50% (Original Issue Yield:
                        5.65%), 5/1/2010                            NR                    919,455
   1,160,000            Heritage Harbour South Community
                        Development District, FL, Capital
                        Improvement Revenue Bonds (Series
                        2002B), 5.40% (Original Issue
                        Yield: 5.50%), 11/1/2008                    NR                    1,171,913
   3,000,000            Highlands County, FL, Health
                        Facilities Authority, Hospital
                        Revenue Bonds, 3.35% TOBs
                        (Adventist Health System/Sunbelt
                        Obligated Group), Mandatory Tender
                        9/1/2005                                    A / A2                3,002,250
   1,145,000            Lee County, FL, IDA, Health Care
                        Facilities Revenue Bonds (Series
                        1999A), 5.25% (Shell Point Village
                        Project), 11/15/2006                        BBB- / NR             1,169,274
   2,325,000            Live Oak, FL, Community Development
                        District No. 001, Special
                        Assessment Revenue Bonds (Series
                        2003B), 5.30% (Original Issue
                        Yield: 5.375%), 5/1/2008                    NR                    2,347,645
   2,300,000            Live Oak, FL, Community Development
                        District No. 002, Special
                        Assessment Revenue Bonds (Series
                        2004B), 5.00% (Original Issue
                        Yield: 5.028%), 11/1/2009                   NR                    2,320,539
   1,245,000            Miami-Dade County, FL, Capital
                        Asset Acquisition Special
                        Obligation Bonds (Series 2002A),
                        5.00% (AMBAC INS), 4/1/2007                 AAA / Aaa             1,293,543
   19,600,000           Orange County, FL, Health
                        Facilities Authority, (Orlando
                        Regional Healthcare System),
                        (Series A), 2.75% (Radian Asset
                        Assurance INS), 10/8/2026                   AA / Aaa              19,600,000
   470,000              Renaissance Community Development
                        District, FL, Capital Improvement
                        Revenue Bonds (Series 2002B), 6.25%
                        (Original Issue Yield: 6.30%),
                        5/1/2008                                    NR                    476,354
   3,500,000            South Bay, FL, Community
                        Development District, Capital
                        Improvement Revenue Bonds (Series
                        2005B-1), 5.125%, 11/1/2009                 NR                    3,539,865
   135,000              Waterchase Community Development
                        District, FL, Capital Improvement
                        Revenue Bonds (Series 2001B), 5.90%
                        (Original Issue Yield: 6.00%),
                        5/1/2008                                    NR                    136,635
                            Total                                                         57,500,577
                                  Georgia--2.7%
   725,000              Coffee County, GA, Hospital
                        Authority, Refunding Revenue Bonds,
                        5.00% (Coffee Regional Medical
                        Center, Inc.), 12/1/2006                    BBB+ / NR             743,632
   830,000              Coffee County, GA, Hospital
                        Authority, Refunding Revenue Bonds,
                        5.00% (Coffee Regional Medical
                        Center, Inc.), 12/1/2007                    BBB+ / NR             862,768
   835,000              Coffee County, GA, Hospital
                        Authority, Refunding Revenue Bonds,
                        5.00% (Coffee Regional Medical
                        Center, Inc.), 12/1/2008                    BBB+ / NR             878,119
   2,990,000            Decatur County-Bainbridge, GA, IDA,
                        Revenue Bonds, 4.00% TOBs (John B.
                        Sanifilippo & Son)/(Lasalle Bank,
                        N.A. LOC), Mandatory Tender 6/1/2006        A+ / NR               3,005,907
   7,500,000            East Point, GA, 3.50% TANs,
                        12/30/2005                                  NR                    7,510,200
   1,750,000            Georgia State, UT GO Bonds (Series
                        1999D), 5.80%, 11/1/2005                    AAA / Aaa             1,768,970
   1,000,000            Walker County, GA, Sales Tax UT GO
                        Bonds, 3.50% (FSA INS), 1/1/2007            AAA / NR              1,011,920
                            Total                                                         15,781,516
                                 Illinois--0.2%
   1,000,000            Illinois Educational Facilities
                        Authority, Revenue Bonds, (Series
                        A), 5.00% (University of Chicago),
                        7/1/2007                                    AA / Aa1              1,042,660
                                  Indiana--2.7%
   1,500,000            Indiana Development Finance
                        Authority, Refunding Revenue Bonds
                        (Series 1998A), 4.75% TOBs
                        (Southern Indiana Gas & Electric
                        Co.), Mandatory Tender 3/1/2006             A- / Baa1             1,513,965
   1,000,000            Indiana Development Finance
                        Authority, Solid Waste Disposal
                        Revenue Bonds, 2.70% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        10/1/2005                                   BBB / NR              997,870
   10,425,000           Indiana Health Facility Financing
                        Authority, (Ascension Health Credit
                        Group), (Series E), 2.95%,
                        11/15/2032                                  AA / Aa2              10,424,479
   845,000              Indiana Health Facility Financing
                        Authority, Revenue Bonds (Series
                        2002G), 5.50% (Ascension Health
                        Credit Group), 11/15/2005                   AA / Aa2              853,678
   2,000,000            Lawrenceburg, IN, Pollution Control
                        Revenue Board, PCRBs (Series F),
                        2.625% TOBs (Indiana Michigan Power
                        Co.), Mandatory Tender 10/1/2006            BBB / Baa2            1,989,900
                            Total                                                         15,779,892
                                   Iowa--0.3%
   385,000              Scott County, IA, Refunding Revenue
                        Bonds (Series 2004), 3.25%
                        (Ridgecrest Village), 11/15/2005            NR                    384,731
   130,000              Scott County, IA, Refunding Revenue
                        Bonds (Series 2004), 4.00%
                        (Ridgecrest Village), 11/15/2006            NR                    129,836
   660,000              Scott County, IA, Refunding Revenue
                        Bonds (Series 2004), 4.25%
                        (Ridgecrest Village), 11/15/2007            NR                    661,676
   685,000              Scott County, IA, Refunding Revenue
                        Bonds (Series 2004), 4.25%
                        (Ridgecrest Village), 11/15/2008            NR                    686,850
                            Total                                                         1,863,093
                                  Kansas--0.9%
   3,000,000            Burlington, KS, Refunding Revenue
                        Bonds (Series 1998B), 4.75% TOBs
                        (Kansas City Power And Light Co.),
                        Mandatory Tender 10/1/2007                  BBB / A3              3,082,830
   600,000              Lawrence, KS, Hospital Authority,
                        Hospital Revenue Bonds, 2.50%
                        (Lawrence Memorial Hospital),
                        7/1/2005                                    NR / Baa1             599,994
   860,000              Lawrence, KS, Hospital Authority,
                        Hospital Revenue Bonds, 3.00%
                        (Lawrence Memorial Hospital),
                        7/1/2006                                    NR / Baa1             859,364
   350,000              University of Kansas Hospital
                        Authority, Health Facilities
                        Revenue Bonds, 5.00% (KU Health
                        System), 9/1/2006                           A- / NR               357,655
   250,000              University of Kansas Hospital
                        Authority, Health Facilities
                        Revenue Bonds, 5.00% (KU Health
                        System), 9/1/2007                           A- / NR               259,193
                            Total                                                         5,159,036
                                 Louisiana--1.7%
   500,000              Calcasieu Parish, LA, IDB,
                        Refunding PCRBs, (Series 2001),
                        4.80% (Occidental Petroleum Corp.),
                        12/1/2006                                   A- / A3               510,885
   900,000              Louisiana Public Facilities
                        Authority, FHA INS Mortgage Revenue
                        Bonds (Series 2004), 5.00% (Baton
                        Rouge General Medical Center)/(MBIA
                        Insurance Corp. INS), 1/1/2009              AAA / Aaa             954,504
   1,000,000            Louisiana State Offshore Terminal
                        Authority, Deep Water Port
                        Refunding Revenue Bonds (Series
                        2003D), 4.00% TOBs (Loop LLC),
                        Mandatory Tender 9/1/2008                   A / A3                1,012,800
   4,500,000            Louisiana State Offshore Terminal
                        Authority, Refunding Revenue Bonds,
                        3.65% TOBs (Loop LLC), Mandatory
                        Tender 4/1/2008                             A / A3                4,505,085
   355,000              Opelousas, LA, General Hospital
                        Authority, Revenue Bonds, 3.00%
                        (Opelousas General Health System),
                        10/1/2005                                   BBB+ / NR             354,716
   535,000              Opelousas, LA, General Hospital
                        Authority, Revenue Bonds, 3.50%
                        (Opelousas General Health System),
                        10/1/2006                                   BBB+ / NR             535,695
   800,000              Opelousas, LA, General Hospital
                        Authority, Revenue Bonds, 4.00%
                        (Opelousas General Health System),
                        10/1/2007                                   BBB+ / NR             807,088
   830,000              Opelousas, LA, General Hospital
                        Authority, Revenue Bonds, 4.50%
                        (Opelousas General Health System),
                        10/1/2008                                   BBB+ / NR             848,343
                            Total                                                         9,529,116
                                 Maryland--0.3%
   1,600,000            Prince Georges County, MD, IDRB
                        (Series 1993), 2.16% TOBs
                        (International Paper Co.), Optional
                        Tender 7/15/2005                            BBB / Baa2            1,599,776
                        Massachusetts--1.5%
   7,095,000            Haverhill, MA, 4.00% BANs, 3/30/2006        NR                    7,138,918
   520,000              Massachusetts HEFA, Revenue Bonds
                        (Series 1998B), 5.00% (Cape Cod
                        Healthcare), 11/15/2006                     BBB / NR              527,618
   430,000              Massachusetts HEFA, Revenue Bonds
                        (Series 1998B), 5.00% (Cape Cod
                        Healthcare), 11/15/2007                     BBB / NR              439,778
   400,000              Massachusetts State Development
                        Finance Agency, Revenue Bonds,
                        5.00% (Massachusetts College of
                        Pharmacy & Allied Health Sciences),
                        7/1/2008                                    BBB / Baa1            416,268
                            Total                                                         8,522,582
                                 Michigan--2.1%
   2,000,000            Detroit, MI, Convention Facility
                        Special Tax Revenue Refunding Bonds
                        (Series 2003), 5.00% (Cobo Hall
                        Project)/(MBIA Insurance Corp.
                        INS), 9/30/2008                             AAA / Aaa             2,127,680
   1,365,000            Kent Hospital Finance Authority,
                        MI, Revenue Bonds (Series 2005A),
                        5.00% (Metropolitan Hospital ),
                        7/1/2010                                    BBB / NR              1,439,938
   1,130,000            Michigan State Hospital Finance
                        Authority, Hospital Refunding
                        Revenue Bonds (Series 2003A), 5.00%
                        (Henry Ford Health System, MI),
                        3/1/2006                                    A- / A1               1,144,916
   1,000,000            Michigan State Hospital Finance
                        Authority, Revenue Bonds, 5.00%
                        (Oakwood Obligated Group), 11/1/2005        A / A2                1,007,010
   1,975,000            Michigan State Strategic Fund,
                        Revenue Bonds (Series 2004), 3.00%
                        (NSF International), 8/1/2008               A- / NR               1,959,891
   1,000,000            Michigan State Strategic Fund,
                        Revenue Bonds, 3.75% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        8/1/2007                                    BBB / NR              995,120
   3,500,000            Michigan State Strategic Fund,
                        Solid Waste Refunding Limited
                        Obligation Revenue Bonds, 3.15%
                        TOBs (Waste Management, Inc.),
                        Mandatory Tender 2/1/2006                   BBB / NR              3,490,375
                            Total                                                         12,164,930
                                 Minnesota--0.6%
   1,400,000            Minneapolis, MN, Health Care
                        System, Revenue Bonds (Series
                        2002A), 5.00% (Allina Health
                        System, MN), 11/15/2005                     A- / A3               1,410,948
   1,210,000            Minneapolis/St. Paul, MN, Housing &
                        Redevelopment Authority, Health
                        Care Facility Revenue Bonds (Series
                        2003), 4.00% (HealthPartners
                        Obligated Group), 12/1/2005                 BBB+ / Baa1           1,215,578
   200,000              St. Paul, MN, Housing &
                        Redevelopment Authority, Health
                        Care Revenue Bonds (Series 2005),
                        4.00% (Gillette Children's
                        Specialty Healthcare), 2/1/2006             NR                    200,814
   200,000              St. Paul, MN, Housing &
                        Redevelopment Authority, Health
                        Care Revenue Bonds (Series 2005),
                        5.00% (Gillette Children's
                        Specialty Healthcare), 2/1/2007             NR                    204,770
   200,000              St. Paul, MN, Housing &
                        Redevelopment Authority, Health
                        Care Revenue Bonds (Series 2005),
                        5.00% (Gillette Children's
                        Specialty Healthcare), 2/1/2008             NR                    206,650
                            Total                                                         3,238,760
                        Mississippi--0.3%
   765,000              Mississippi Hospital Equipment &
                        Facilities Authority, Refunding &
                        Improvement Revenue Bonds, 3.00%
                        (Southwest Mississippi Regional
                        Medical Center), 4/1/2006                   BBB+ / NR             762,414
   1,000,000            Mississippi Hospital Equipment &
                        Facilities Authority, Revenue Bonds
                        (Series 2004B-2 R-Floats), 3.50%
                        TOBs (Baptist Memorial Healthcare),
                        Mandatory Tender 10/1/2006                  AA / NR               1,003,410
                            Total                                                         1,765,824
                                 Missouri--0.7%
                   1,000,000 Missouri State HEFA, RANs (Series
                        2005A), 4.25% (Central Methodist
                        College), 4/25/2006                         SP-1                  1,008,740
   1,000,000            Missouri State HEFA, RANs (Series
                        2005B), 4.75% (Evangel University),
                        4/25/2006                                   NR                    1,008,750
   2,260,000     1      Missouri State HEFA, RANs (Series
                        2005E), 4.75% (Rockhurst
                        University), 4/25/2006                      SP-2                  2,279,775
                            Total                                                         4,297,265
                                 Nebraska--0.5%
                   1,255,000 Douglas County, NE, Variable Rate
                        Demand IDRB (Series 1986), 4.00%
                         TOBs (Omaha Landmark Lodging LP
                        Project)/(First National Bank of
                          Omaha LOC), Mandatory Tender
                        12/1/2005                                   NR                    1,255,841
   1,935,000            Douglas County, NE, Variable Rate Demand IDRB, 4.00%
                        TOBs (3001 Chicago LP Project)/(First National Bank of
                        Omaha LOC), Mandatory
                        Tender 12/1/2005                            NR                    1,936,296
                            Total                                                         3,192,137
                                  Nevada--1.5%
   2,345,000            Clark County, NV, Improvement
                        District, Limited Obligation
                        Improvement Bonds, 4.00% (Special
                        Improvement District No. 142
                        (Mountain's Edge)), 8/1/2007                NR                    2,359,211
   1,500,000     1      Director of the State of Nevada
                        Department of Business and
                        Industry, Solid Waste Disposal
                        Revenue Bonds, 3.30% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        10/1/2007                                   BBB / NR              1,480,290
   1,515,000            Henderson, NV, Local Improvement
                        District No. T-16 LT Obligation
                        Improvement Bonds, 4.50% (The Falls
                        at Lake Las Vegas), 3/1/2011                NR                    1,523,590
   1,485,000            Henderson, NV, Local Improvement
                        District No. T-16 LT Obligation
                        Improvement Bonds, 4.50% (The Falls
                        at Lake Las Vegas), 3/1/2009                NR                    1,510,587
   1,695,000            Las Vegas, NV, Special Improvement
                        District No. 607, Local Improvement
                        Special Assessment Bonds (Series
                        2004), 4.00%, 6/1/2007                      NR                    1,704,729
                            Total                                                         8,578,407
                                New Jersey--5.7%
   4,335,000            Asbury Park, NJ, 3.625% TANs,
                        10/27/2005                                  NR                    4,346,574
   1,000,000            Bayonne, NJ, Redevelopment Agency,
                        Project Notes (Series 2005A),
                        5.00%, 4/13/2007                            NR                    1,016,220
   4,000,000            Bayonne, NJ, 3.00% BANs, 7/1/2005           NR                    4,000,000
   7,500,000            Bayonne, NJ, 4.00% TANs, 9/1/2005           NR                    7,506,000
   4,000,000            Bayonne, NJ, 4.50% BANs, 6/29/2006          NR                    4,037,800
   3,000,000            Bayonne, NJ, 5.00% TANs, 11/15/2005         NR                    3,014,520
   1,000,000            New Jersey EDA, Revenue Bonds,
                        (Series 2004), 5.00% (NJ Dedicated
                        Cigarette Excise Tax), 6/15/2007            BBB / Baa2            1,033,790
   275,000              New Jersey EDA, Revenue Refunding
                        Bonds (Series A), 3.00% (Winchester
                        Gardens at Ward Homestead),
                        11/1/2006                                   BBB-                  272,674
   705,000              New Jersey EDA, Revenue Refunding
                        Bonds (Series A), 3.25% (Winchester
                        Gardens at Ward
                        Homestead)/(Original Issue Yield:
                        3.35%), 11/1/2007                           BBB-                  694,496
   720,000              New Jersey EDA, School Facilities
                        Construction Revenue Bonds (Series
                        2004I), 5.00% (New Jersey State),
                        9/1/2009                                    A+ / A1               772,214
   750,000              New Jersey State Educational
                        Facilities Authority, Revenue Bonds
                        (Series 2002C), 4.00% (Stevens
                        Institute of Technology), 7/1/2005          BBB+ / Baa2           750,023
   3,550,000            Weehawken Township, NJ, 3.00% BANs,
                        9/14/2005                                   NR                    3,552,450
   1,742,000            Weehawken Township, NJ, 4.00% BANs,
                        4/13/2006                                   NR                    1,749,194
                            Total                                                         32,745,955
                                New Mexico--1.6%
   3,000,000            Farmington, NM, PCRBs (Series
                        2003B), 2.10% TOBs (Public Service
                        Co., NM), Mandatory Tender 4/1/2006         BBB / Baa2            2,970,870
   1,000,000            Farmington, NM, Refunding Revenue
                        Bonds (Series 2002A), 6.375% TOBs
                        (El Paso Electric Co.), Mandatory
                        Tender 8/1/2005                             BBB / Baa3            1,002,760
   5,000,000            Sandoval County, NM, Incentive
                        Payment Revenue Bonds (Series
                        2004), 4.25% (Intel Corp.),
                        12/1/2006                                   SP-1+                 5,092,450
                            Total                                                         9,066,080
                                 New York--6.5%
   1,000,000            Dutchess County, NY, IDA, Revenue
                        Bonds, 2.75% (Marist College),
                        7/1/2005                                    NR / Baa1             1,000,000
   2,175,000            Dutchess County, NY, IDA, Revenue
                        Bonds, 3.20% (Marist College),
                        7/1/2007                                    NR / Baa1             2,178,980
   5,030,000            Elmira City, NY, 3.50% BANs,
                        11/29/2005                                  NR                    5,045,170
   760,000              Franklin County, NY, Solid Waste
                        Management Authority, Solid Waste
                        System Revenue Refunding Bonds
                        (Series A), 3.00% (American Capital
                        Access INS), 6/1/2006                       A / NR                759,825
   3,400,000            New York City, NY, IDA, Liberty
                        Revenue Bonds (Series 2004 B) Daily
                        VRDNs (One Bryant Park
                        LLC)/(Bayerische Landesbank
                        Girozentrale INV)/(Bank of America
                        N.A. and Bank of New York LOCs)             AA / Aa2              3,400,000
   1,000,000            New York City, NY, UT GO Bonds
                        (Fiscal 2004 Series E), 5.00%,
                        8/1/2006                                    A+ / A1               1,024,410
   1,000,000            New York City, NY, UT GO Bonds
                        (Fiscal 2004 Series G), 5.00%,
                        8/1/2007                                    A+ / A1               1,043,370
   5,000,000            New York City, NY, UT GO Bonds
                        (Fiscal 2004 Series G), 5.00%,
                        8/1/2009                                    A+ / A1               5,349,550
   2,000,000            New York City, NY, UT GO Bonds
                        (Series 2004I), 5.00%, 8/1/2008             A+ / A1               2,117,920
   995,000              New York City, NY, UT GO Bonds,
                        5.00% (Escrowed In U.S. Treasuries
                        COL), 8/1/2005                              A+ / A1               997,209
   2,005,000            New York City, NY, UT GO Bonds,
                        5.00%, 8/1/2005                             A+ / A1               2,009,030
   4,145,000            New York State Dormitory Authority,
                        Mental Health Services Facilities
                        Revenue Bonds (Series 2003C-1),
                        5.00% (New York State), 2/15/2006           AA- / NR              4,202,533
   900,000              New York State Dormitory Authority,
                        Revenue Bonds (Series 2003), 3.00%
                        (Kateri Residence )/(Allied Irish
                        Banks PLC LOC), 7/1/2006                    NR / Aa3              902,079
   570,000              New York State Dormitory Authority,
                        Revenue Bonds (Series 2003), 5.00%
                        (North Shore-Long Island Jewish
                        Obligated Group), 5/1/2006                  NR / A3               579,565
   1,000,000            New York State Dormitory Authority,
                        Revenue Bonds (Series 2005C), 5.00%
                        (Mt. Sinai NYU Health Obligated
                        Group), 7/1/2011                            BB / Ba1              1,019,520
   869,922              Schenectady, NY, Bond Anticipation
                        Renewal Notes (Series 2005), 5.25%
                        BANs, 5/26/2006                             NR                    869,609
   5,000,000            Spencer-Van Etten, NY, Central
                        School District, 4.25% BANs,
                        6/15/2006                                   NR                    5,074,300
                            Total                                                         37,573,070
                        North Carolina--0.2%
   1,000,000            North Carolina Medical Care
                        Commission, Retirement Facilities
                        First Mortgage Revenue Bonds
                        (Series 2004C), 3.80% (Cypress
                        Glen), 10/1/2007                            NR                    996,430
                                   Ohio--4.1%
   2,050,000            Garfield Heights, OH, City School
                        District, Energy Conservation
                        Improvement (Series 2004), 2.86%
                        BANs, 7/21/2005                             NR                    2,049,487
   2,300,000            Lucas County, OH, Adjustable Rate
                        Demand Health Care Facilities
                        Revenue Bonds (Series 2002), 3.25%
                        TOBs (Franciscan Care Center)/(Bank
                        One, Columbus N.A. LOC), Optional
                        Tender 3/1/2008                             AA- / NR              2,301,150
   5,425,000            Mahoning County, OH, Hospital
                        Facilities, Adjustable Rate Demand
                        Health Care Facilities Refunding
                        Revenue Bonds (Series 2002), 3.71%
                        TOBs (Copeland Oaks Project)/(Sky
                        Bank LOC), Mandatory Tender 4/1/2008        NR / A3               5,425,217
   1,000,000            Nelsonville, OH, 2.87% BANs,
                        3/2/2006                                    NR                    999,790
   1,400,000            Ohio State Air Quality Development
                        Authority, PCRBs, 3.50% TOBs
                        (Pennsylvania Power Co.), Optional
                        Tender 1/1/2006                             BB+ / Baa2            1,400,000
   1,750,000            Ohio State Air Quality Development
                        Authority, Refunding Revenue Bonds
                        (Series 2002A), 3.375% TOBs
                        (Pennsylvania Power Co.), Mandatory
                        Tender 7/1/2005                             BB+ / Baa2            1,751,803
   2,000,000            Ohio State Water Development
                        Authority Pollution Control
                        Facilities, Refunding Revenue Bonds
                        (Series 1999B), 4.50% TOBs (Toledo
                        Edison Co.), Mandatory Tender
                        9/1/2005                                    BB+ / Baa3            2,001,920
   4,000,000            Ohio State Water Development
                        Authority Pollution Control
                        Facilities, Refunding Revenue Bonds
                        (Series B), 3.35% TOBs (Ohio Edison
                        Co.), Mandatory Tender 12/1/2005            BB+ / Baa2            4,005,760
   3,750,000            Ohio Water Development Authority,
                        Refunding PCRBs (Series 1999-A),
                        3.35% TOBs (Ohio Edison Co.),
                        Mandatory Tender 6/1/2006                   BBB / Baa1            3,751,875
                            Total                                                         23,687,002
                                 Oklahoma--0.3%
   605,000              Oklahoma Development Finance
                        Authority, Hospital Revenue
                        Refunding Bonds (Series 2004),
                        5.00% (Unity Health Center),
                        10/1/2006                                   BBB+ / NR             616,072
   870,000              Oklahoma Development Finance
                        Authority, Hospital Revenue
                        Refunding Bonds (Series 2004),
                        5.00% (Unity Health Center),
                        10/1/2007                                   BBB+ / NR             900,572
                            Total                                                         1,516,644
                                  Oregon--4.5%
   1,000,000     1      Gilliam County, OR, Solid Waste
                        Disposal, Solid Waste Disposal
                        Revenue Bonds, 3.625% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        5/1/2006                                    BBB / NR              1,001,070
   24,850,000           Medford, OR, Hospital Facilities
                        Authority, 3.00%, (Rogue Valley
                        Manor), SAVRs (Series 2002),
                        08/15/2032 (Radian Asset Assurance
                        INS) AA / NR 24,850,000 Total 25,851,070
                        Pennsylvania--7.1%
   8,825,000            Allegheny County, PA, HDA, 2.90%,
                        (UPMC Health System), (Series
                        2004-B1), 09/1/2032                         A+ / NR               8,825,000
   300,000              Delaware County, PA, Authority,
                        Revenue Bonds, (Series A), 4.00%
                        (Dunwoody Village, Inc.), 4/1/2006          A- / NR               302,271
   330,000              Delaware County, PA, Authority,
                        Revenue Bonds, (Series A), 4.50%
                        (Dunwoody Village, Inc.), 4/1/2007          A- / NR               337,468
   2,205,000            Delaware River Joint Toll Bridge
                        Commission, Pennsylvania-New Jersey
                        Bridge System Revenue Bonds (Series
                        2003), 4.00%, 7/1/2005                      A- / A2               2,205,088
   1,500,000            Erie, PA, Higher Education Building
                        Authority, (Series F), 2.25% TOBs
                        (Gannon University)/(PNC Bank, N.A.
                        LOC), Mandatory Tender 1/15/2007            AA- / NR              1,477,185
   780,000              Erie, PA, Higher Education Building
                        Authority, College Refunding
                        Revenue Bonds (Series 2004A), 2.55%
                        (Mercyhurst College), 3/15/2006             BBB / NR              776,412
   800,000              Erie, PA, Higher Education Building
                        Authority, College Refunding
                        Revenue Bonds (Series 2004A),
                        2.875% (Mercyhurst College),
                        3/15/2007                                   BBB / NR              794,792
   185,000              Erie, PA, Higher Education Building
                        Authority, College Refunding
                        Revenue Bonds (Series 2004B), 2.55%
                        (Mercyhurst College), 3/15/2006             BBB / NR              184,149
   200,000              Erie, PA, Higher Education Building
                        Authority, College Refunding
                        Revenue Bonds (Series 2004B),
                        2.875% (Mercyhurst College),
                        3/15/2007                                   BBB / NR              198,698
   1,750,000            Pennsylvania State Higher Education
                        Facilities Authority, (Series I-2),
                        3.00% TOBs (Mercyhurst
                        College)/(PNC Bank, N.A. LOC),
                        Mandatory Tender 11/1/2006                  NR / A1               1,745,800
   6,600,000            Pennsylvania State Higher Education
                        Facilities Authority, (UPMC Health
                        System), (Series 2003 C-2), 3.00%,
                        12/1/2022                                   A / NR                6,600,000
   2,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Pennsylvania
                        Financing Program Revenue Bonds
                        (Series M), 4.00% TOBs (Cedar Crest
                        College)/(Citizens Bank of
                        Pennsylvania LOC), Mandatory Tender
                        5/1/2006                                    NR / Aa2              2,016,320
   2,500,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2004M-2), 3.50% TOBs
                        (Valley Forge Military Academy
                        Foundation)/(Fulton Bank LOC),
                        Mandatory Tender 11/1/2008                  NR / A1               2,494,300
   1,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series 2005A), 4.00% (University
                        of Pennsylvania Health System),
                        8/15/2006                                   A / A3                1,010,800
   6,250,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue Bonds
                        (Series E4), 1.70% TOBs (Washington
                        & Jefferson College)/(National City
                        Bank, Pennsylvania LOC), Mandatory
                        Tender 11/1/2005                            NR / Aa3              6,225,875
   3,000,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue
                        Bonds, 3.625% TOBs (Gannon
                        University)/(PNC Bank, N.A. LOC),
                        Mandatory Tender 5/1/2006                   AA- / NR              3,021,720
   1,750,000            Pennsylvania State Higher Education
                        Facilities Authority, Revenue
                        Bonds, 4.00% TOBs (York College of
                        Pennsylvania)/(Allied Irish Banks
                        PLC LOC), Mandatory Tender 11/1/2005        NR / Aa3              1,757,210
   115,000              Scranton-Lackawanna, PA, Health &
                        Welfare Authority, Revenue Bonds,
                        7.125% (Allied Services
                        Rehabilitation Hospitals, PA),
                        7/15/2005                                   BB                    115,085
   755,000              Washington County, PA, Hospital
                        Authority, Hospital Revenue Bonds,
                        4.75% (Monongahela Valley
                        Hospital), 6/1/2006                         NR / A3               765,812
                            Total                                                         40,853,985
                        South Carolina--1.3%
   4,750,000            Richland County, SC, Environmental
                        Improvement Refunding Revenue Bonds
                        (Series 2002A), 4.25%
                        (International Paper Co.), 10/1/2007        BBB / Baa2            4,837,447
   700,000              South Carolina Jobs-EDA, Hospital
                        Facilities Refunding & Improvement
                        Revenue Bonds (Series 2003C), 4.25%
                        (Palmetto Health Alliance), 8/1/2005        BBB+ / Baa1           700,553
   820,000              South Carolina Jobs-EDA, Hospital
                        Facilities Refunding & Improvement
                        Revenue Bonds (Series 2003C), 4.50%
                        (Palmetto Health Alliance), 8/1/2006        BBB+ / Baa1           829,192
   1,100,000            South Carolina State Public Service
                        Authority, Revenue Bonds (Series
                        D), 5.00% (Santee Cooper), 1/1/2007         AA- / Aa2             1,135,783
                            Total                                                         7,502,975
                                 Tennessee--1.7%
   2,000,000            Carter County, TN, IDB, (Series
                        1983), 4.15% (Temple-Inland, Inc.),
                        10/1/2007                                   BBB / NR              2,012,860
   290,000              Knox County, TN, Health Education &
                        Housing Facilities Board, Refunding
                        Improvement Revenue Bonds (Series
                        2003B), 3.50% (East Tennessee
                        Children's Hospital), 7/1/2005              BBB+ / Baa1           290,000
   3,690,000            Knox County, TN, Refunding UT GO
                        Bonds, 4.50%, 4/1/2006                      AA / Aa2              3,741,918
   1,000,000            Shelby County, TN, Health Education
                        & Housing Facilities Board, Revenue
                        Bonds (Series 2004A R-Floats),
                        5.00% (Baptist Memorial
                        Healthcare), 9/1/2007                       AA / NR               1,036,710
   2,000,000            Shelby County, TN, Health Education
                        & Housing Facilities Board, Revenue
                        Bonds (Series 2004A R-Floats),
                        5.00% TOBs (Baptist Memorial
                        Healthcare), Mandatory Tender
                        10/1/2008                                   AA / NR               2,107,120
   600,000              Sullivan County, TN, Health
                        Educational & Housing Facilities
                        Board, Hospital Revenue Bonds,
                        5.25% (Wellmont Health System),
                        9/1/2005                                    BBB+ / NR             601,716
                            Total                                                         9,790,324
                                   Texas--2.7%
                    250,000 Brazoria County, TX, HFDC Revenue
                        Bonds, 4.00% (Brazosport Memorial
                        Hospital)/(Radian Asset Assurance
                        INS), 7/1/2005                              AA / Aa3              250,007
   1,445,000            Brazos River Authority, TX, (Series
                        1995B), 5.05% TOBs (TXU Energy),
                        Mandatory Tender 6/19/2006                  BBB- / Baa2           1,468,973
   1,015,000            Decatur, TX, Hospital Authority,
                        Hospital Revenue Bonds (Series
                        2004A), 5.50% (Wise Regional Health
                        System), 9/1/2008                           NR                    1,052,677
   1,020,000            Decatur, TX, Hospital Authority,
                        Hospital Revenue Bonds (Series
                        2004A), 6.00% (Wise Regional Health
                        System), 9/1/2009                           NR                    1,075,009
   1,000,000            Gregg County, TX, HFDC, Hospital
                        Revenue Bonds (Series 2002A), 5.50%
                        (Good Shepherd Medical Center),
                        10/1/2005                                   BBB / Baa2            1,004,980
   1,000,000            Gulf Coast, TX, Waste Disposal
                        Authority, Environmental Facilities
                        Refunding Revenue Bonds, 4.20%
                        (Occidental Petroleum Corp.),
                        11/2/2006                                   A- / A3               1,010,780
   1,000,000            Harris County, TX, HFDC, Hospital
                        Revenue Bonds (Series 2004A), 5.00%
                        (Memorial Hermann Healthcare
                        System), 12/1/2008                          A / A2                1,053,960
   1,000,000            Lewisville, TX, Combination
                        Contract Revenue and Special
                        Assessment Bonds, 4.125% TOBs
                        (Lewisville Castle Hills Public
                        Improvement District No. 3)/(U.S.
                        Treasury PRF 11/1/2006 @ 100),
                        Mandatory Tender 11/1/2006                  AA / NR               1,019,270
   3,000,000            Matagorda County, TX, Navigation
                        District Number One, Refunding
                        PCRBs (Series 2001A), 4.55% TOBs
                        (AEP Texas Central Co.), Mandatory
                        Tender 11/1/2006                            BBB / Baa2            3,054,690
   1,000,000            Tarrant County, TX, Housing Finance
                        Corp., Multifamily Housing Revenue
                        Bonds (Series 2002A), 6.25% (Quail
                        Ridge Apartments Project), 4/1/2007         NR                    993,710
   1,500,000            Trinity River Authority, TX,
                        Refunding PCRBs (Series 2001 A),
                        5.00% TOBs (TXU Energy), Mandatory
                        Tender 11/1/2006                            BBB- / Baa2           1,535,370
   600,000              Tyler, TX, Health Facilities
                        Development Corp., Hospital Revenue
                        Bonds, 4.00% (Mother Frances
                        Hospital ), 7/1/2005                        NR / Baa1             600,018
   600,000              Tyler, TX, Health Facilities
                        Development Corp., Hospital Revenue
                        Bonds, 4.50% (Mother Frances
                        Hospital ), 7/1/2006                        NR / Baa1             608,322
   1,000,000            University of Texas, Financing
                        System Revenue Bonds (Series
                        2001B), 5.00%, 8/15/2007                    AAA / Aaa             1,045,680
                            Total                                                         15,773,446
                                   Utah--0.6%
   3,300,000            Box Elder County, UT, PCRBs (Series
                        1984), 2.00% TOBs (Nucor Corp.),
                        Optional Tender 10/1/2005                   VMIG-1                3,291,981
                                 Virginia--1.0%
   2,000,000            Charles County, VA, IDA, Solid
                        Waste Disposal Refunding Revenue
                        Bonds, 4.875% (Waste Management,
                        Inc.), 2/1/2009                             BBB / NR              2,070,220
   1,000,000            Chesterfield County, VA, IDA,
                        PCRBs, 4.95% (Virginia Electric &
                        Power Co.), 12/1/2007                       BBB+ / A3             1,012,960
   400,000              Halifax, VA, IDA, Hospital
                        Refunding Revenue Bonds, 3.00%
                        (Halifax Regional Hospital, Inc.),
                        9/1/2005                                    A / NR                400,048
   1,000,000            Halifax, VA, IDA, Hospital
                        Refunding Revenue Bonds, 4.00%
                        (Halifax Regional Hospital, Inc.),
                        9/1/2007                                    A / NR                1,016,410
   1,000,000            Virginia Peninsula Port Authority,
                        Refunding Revenue Bonds (Series
                        2003), 3.30% TOBs (Dominion
                        Terminal Associates)/(Dominion
                        Resources, Inc. GTD), Mandatory
                        Tender 10/1/2008                            BBB+ / Baa1           1,000,580
                            Total                                                         5,500,218
                                Washington--5.5%
   28,800,000           Washington Health Care Facilities
                        Authority, 2.64%, (Fred Hutchinson
                        Cancer Research Center), SAVRs
                        (Series 2000), (Radian Asset
                        Assurance INS) 1/1/2029                     AA / NR               28,800,000
   3,000,000            Washington State, Various Purpose
                        Refunding UT GO Bonds (Series
                        R-2003A) , 3.50% (MBIA Insurance
                        Corp. INS), 1/1/2007                        AAA / Aaa             3,034,020
                            Total                                                         31,834,020
                                 Wisconsin--0.6%
   2,000,000            Pleasant Prairie, WI, Water & Sewer
                        System, BANs, 4.00% (U.S. Treasury
                        PRF 10/1/2006 @ 100), 10/1/2007             NR / A3               2,034,100
   450,000              Wisconsin State HEFA, Revenue Bonds
                        (Series 2003A), 4.00% (Wheaton
                        Franciscan Services), 8/15/2005             A / A2                450,630
   615,000              Wisconsin State HEFA, Revenue Bonds
                        (Series 2003A), 5.00% (Wheaton
                        Franciscan Services), 8/15/2007             A / A2                638,382
   130,000              Wisconsin State HEFA, Revenue
                        Bonds, 5.00% (Agnesian Healthcare,
                        Inc.), 7/1/2005                             A- / A3               130,008
                            Total                                                         3,253,120
                                  Wyoming--0.6%
                   3,350,000 Albany County, WY, PCRBs (Series
                        1985), 3.25% TOBs (Union Pacific
                       Railroad Co.)/(Union Pacific Corp.
                        GTD), Optional Tender 12/1/2005             BBB / NR              3,343,434
                            Total Municipal bonds
                            (identified cost $461,644,516)                                461,617,422
                        Short-Term Municipals--18.6%
                                  Alabama--2.7%
   7,100,000            Columbia, AL, IDB, PCRB (Series
                        1999C) Daily VRDNs (Alabama Power
                        Co.) A-1 / VMIG1 7,100,000
   1,720,000            Gadsden, AL, IDB, (Series 2000)
                        Weekly VRDNs (Hickory Hills Leasing
                        LLC)/(Wachovia Bank N.A. LOC)               NR                    1,720,000
   3,500,000            Gulf Shores, AL, Solid Waste
                        Disposal Authority, Solid Waste
                        Disposal Revenue Bonds (Series
                        2000B) Weekly VRDNs (Sunbelt
                        Environmental, Inc.
                        Project)/(Colonial Bank,
                        Montgomery, AL LOC)                         NR                    3,500,000
   1,000,000            Shelby County, AL, EDA Weekly VRDNs
                        (M.D. Henry Co., Inc.)/(Amsouth
                        Bank N.A., Birmingham, AL LOC)              NR                    1,000,000
   2,250,000            Webb, AL, IDB, (Series 2001) Weekly
                        VRDNs (Qualico Steel Co., Inc.)/
                        (Wachovia Bank N.A. LOC)                    NR                    2,250,000
                            Total                                                         15,570,000
                                  Alaska--0.7%
   4,000,000            Valdez, AK, Marine Terminal,
                        (Series 2003A) Daily VRDNs (BP
                        Pipelines (Alaska) Inc.)/(BP PLC
                        GTD) A-1+ / VMIG1 4,000,000 California--0.7%
   3,915,000            Stockton, CA, (Series 2003) Weekly
                        VRDNs (United Christian Schools,
                        Inc.)/(Pacific Capital Bank, N.A.
                        LOC) NR / VMIG2 3,915,000 Florida--0.8%
   4,500,000            Greater Orlando, FL, Aviation
                        Authority Weekly VRDNs (Cessna
                        Aircraft Co.)/(Textron Inc. GTD)            A-2 / P-2             4,500,000
                                  Georgia--1.2%
   1,130,000            Crisp County, GA, Solid Waste
                        Management Authority, (Series 1998)
                        Weekly VRDNs (FSA INS)/(Wachovia
                        Bank N.A. LIQ)                              NR / VMIG1            1,130,000
   5,715,000            Georgia State Municipal Gas
                        Authority, (Series C) Weekly VRDNs
                        (Bank of America N.A., Bayerische
                        Landesbank Girozentrale, J.P.
                        Morgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen, Frankfurt and
                        Wachovia Bank N.A. LOCs)                    A-1+ / P-1            5,715,000
                            Total                                                         6,845,000
                                 Illinois--0.7%
   4,000,000            Springfield, IL, (Series 1999)
                        Weekly VRDNs (Oak Terrace Joint
                        Venture LP)/(Credit Suisse, Zurich
                        LOC) A-1 / NR 4,000,000 Indiana--1.4%
   8,000,000            Vigo County, IN, (Series 2003)
                        Weekly VRDNs (Republic Services,
                        Inc.) A-2 / VMIG2 8,000,000 Louisiana--0.5%
   3,300,000            Louisiana State Offshore Terminal
                        Authority, (Series 2003A) Daily
                        VRDNs (Loop LLC)/(SunTrust Bank LOC)        A-1+ / NR             3,300,000
                                 Maryland--1.4%
   3,015,000            Maryland State Health & Higher
                        Educational Facilities Authority,
                        (Series 2001C) Weekly VRDNs
                        (Collington Episcopal Life Care
                        Community, Inc.)/
                        (Lasalle Bank, N.A. LOC)                    A-1 / NR              3,015,000
   5,100,000            Washington County, MD, (Series
                        1986A) Weekly VRDNs (Radioshack
                        Corp.) NR 5,100,000 Total 8,115,000
                        Massachusetts--0.9%
   5,000,000            Commonwealth of Massachusetts,
                        (Series 2000A) Daily VRDNs
                        (Landesbank Baden-Wuerttemberg LIQ)         A-1+ / VMIG1          5,000,000
                                 Michigan--0.4%
   1,000,000     1      ABN AMRO MuniTOPS Certificates
                        Trust (Michigan Non-AMT)/(Series
                        1998-11) Weekly VRDNs (DeWitt, MI
                        Public Schools)/(FSA INS)/(ABN AMRO
                        Bank NV, Amsterdam LIQ)                     NR / VMIG1            1,000,000
   1,200,000            Michigan State Hospital Finance
                        Authority, (Series 1999 A) Weekly
                        VRDNs (Covenant Retirement
                        Communities, Inc.)/(Lasalle Bank,
                        N.A. LOC) A-1 / NR 1,200,000 Total 2,200,000
                                 Minnesota--0.5%
   3,250,000            Sherburn, MN, PCRBs, (Series 1999)
                        Weekly VRDNs (Interstate Power and
                        Light Co.)                                  A-2 / VMIG2           3,250,000
                                 Missouri--0.2%
                  1,230,000 Springfield, MO, IDA, (Series 1999)
                           Weekly VRDNs (Dabryan Coach
                        Builders, Inc.)/(Wells Fargo Bank
                        Minnesota N.A. LOC)                         NR                    1,230,000
                        Multi State--0.1%
   954,000       1      Clipper Tax-Exempt Certificates
                        Trust (AMT MultiState)/(Series
                        1999-3) Weekly VRDNs (State Street
                        Bank and Trust Co. LIQ)                     NR / VMIG1            954,000
                                   Ohio--2.2%
   1,360,000            Bowling Green, OH, Adjustable Rate
                        Industrial Development Refunding
                        Revenue Bonds Weekly VRDNs (Lamson
                        & Sessions Co.)/(Sky Bank LOC)              NR                    1,360,000
   3,750,000            Fairfield, OH, (Series 2000) Weekly
                        VRDNs (Prestige Display and
                        Packaging LLC)/(National City Bank,
                        Ohio LOC)                                   NR                    3,750,000
   5,885,000            Hamilton County, OH, Hospital
                        Facilities Authority, (Series
                        1999A) Weekly VRDNs (Drake Center,
                        Inc.)/(U.S. Bank, N.A. LOC)                 NR / VMIG1            5,885,000
   1,725,000            Sandusky County, OH, Weekly VRDNs
                        (Louis G. Freeman Co.)/(National
                        City Bank, Ohio LOC)                        NR                    1,725,000
                            Total                                                         12,720,000
                                 Oklahoma--0.2%
   1,000,000            Garfield County, OK, Industrial
                        Authority Pollution Control,
                        (Series 1995-A) Weekly VRDNs
                        (Oklahoma Gas and Electric Co.)             A-2 / VMIG1           1,000,000
                        Pennsylvania--0.3%
   1,700,000            Philadelphia, PA, Authority for
                        Industrial Development Daily VRDNs
                        (Newcourtland Elder Services)/(PNC
                        Bank, N.A. LOC)                             NR / VMIG1            1,700,000
                        South Carolina--0.6%
   3,300,000            South Carolina Jobs-EDA, Economic
                        Development Revenue Bonds Weekly
                        VRDNs (Para-Chem Southern,
                        Inc.)/(Carolina First Bank LOC)             NR                    3,300,000
                                 Tennessee--0.3%
                  1,700,000 Sevier County, TN, Public Building
                        Authority, (Series IV-E-2) Daily
                         VRDNs (Cocke County, TN)/(AMBAC
                       INS)/(J.P. Morgan Chase Bank, N.A.
                        LIQ) NR / VMIG1 1,700,000 Wisconsin--2.8%
   16,000,000           Sheboygan, WI, PCRB (Series 1991 A)
                        Daily VRDNs (Wisconsin Power &
                        Light Co.)                                  A-2 / VMIG1           16,000,000
                            Total Short-Term Municipals
                            (identified cost $107,299,000)                                107,299,000
                            Total municipal Investments -
                        98.9%
                            (identified cost $568,943,516)2                               568,916,422
                            other assets and liabilities -
                            net - 1.1%                                                     6,121,825
                            total net assets - 100%                                 $     575,038,247

       Securities that are subject to the federal alternative minimum tax (AMT) represent 15.7% of the portfolio as calculated based upon total portfolio market value.

1      Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors
       (the "Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At
       June 30, 2005, these securities amounted to $14,635,612 which represents
       2.5% of total net assets.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2005 is as follows:


Security                                   Acquisition Date    Acquisition Cost
Florida State Department of Corrections,
Custodial Receipts, 1.50%, 9/10/2005               2/27/2004        $355,000
Florida State Department of Corrections,
Custodial Receipts, 2.00%, 9/10/2006               2/27/2004        1,445,000
Director of the State of Nevada
Department of Business and Industry,
Solid Waste Disposal Revenue Bonds, 3.30%          9/23/2004        1,500,000
TOBs (Waste Management, Inc.), Mandatory
Tender 10/1/2007
Missouri State HEFA, RANs (Series 2005E),
4.75% RANs (Rockhurst University),                 4/28/2005       2,280,905
4/25/2006
Cullman, AL, Medical Clinic Board,
Revenue Bonds (Series 2005-A), 3.88% TOBs         4/11/2005 -       4,135,675
(Cullman Regional Medical Center, Inc.),           4/20/2005
Mandatory Tender 4/7/2006
2      At June 30, 2005, the cost of investments for federal tax purposes was
       $568,941,361. The net unrealized depreciation of investments for federal tax purposes was $24,939.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $652,031 and net unrealized depreciation from investments for those securities having an excess of cost over value of
       $676,970.
Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

The following acronyms are used throughout this portfolio: AMBAC --American
Municipal Bond Assurance Corporation AMT --Alternative Minimum Tax BANs --Bond
Anticipation Notes COL --Collateralized COPs --Certificates of Participation EDA
--Economic Development Authority FHA --Federal Housing Administration FGIC
--Financial Guaranty Insurance Company FSA --Financial Security Assurance GO
--General Obligation GTD --Guaranteed HDA --Hospital Development Authority HEFA
--Health and Education Facilities Authority HFDC --Health Facility Development
Corporation IDA --Industrial Development Authority IDB --Industrial Development
Bond IDRB --Industrial Development Revenue Bond INS --Insured INV --Investment
Agreement LIQ --Liquidity Agreement LOCs --Letter(s) of Credit LT --Limited Tax
PCFA --Pollution Control Finance Authority PCRB(s) --Pollution Control Revenue
Bond(s) PRF --Prerefunded RANs --Revenue Anticipation Notes SAVRs --Select
Auction Variable Rates TANs --Tax Anticipation Notes TOBs --Tender Option Bonds
TOPS --Trust Obligation Participating Securities UT --Unlimited Tax VRDNs
--Variable Rate Demand Notes








Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                             (insert name and title)

Date        August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        August 22, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        August 22, 2005